INTANGIBLE ASSETS (Narrative) (Details) (Technology license [Member], Note One [Member], USD $)	Sep. 30, 2014
Technology license [Member] | Note One [Member]
Finite-Lived Intangible Assets [Line Items]
Debt issued	$ 370,000
Interest rate	10.00%